Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Share capital
Summary of share reconciliation

No, of shares (thousand)	2020	2019
January 1	36,055	30,787
Increase due to issue of new shares	3,745	5,268
December 31	39,800	36,055